Accounts and Notes and Other Receivables - Ageing of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 4,015,734	$ 135,484	$ 4,140,246
Accounts receivable [member] | Financial assets past due but not impaired [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	15,872	535	27,310
Accounts receivable [member] | Financial assets past due but not impaired [member] | Less than or equal to 1 month [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	10,482	354	24,141
Accounts receivable [member] | Financial assets past due but not impaired [member] | 1 - 2 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	477	16	728
Accounts receivable [member] | Financial assets past due but not impaired [member] | 2 - 3 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	426	14	183
Accounts receivable [member] | Financial assets past due but not impaired [member] | 3 - 4 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	1,431	48	245
Accounts receivable [member] | Financial assets past due but not impaired [member] | More than 4 months [member]
Disclosure of financial assets [Line Items]
Accounts and notes receivable	$ 3,056	$ 103	$ 2,013